Distribution of Depreciation and Amortization by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 14,366	$ 13,737	$ 42,535	$ 38,207
Ireland
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	5,144	5,171	14,972	15,577
Rest Of Europe
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	2,003	1,162	6,217	3,861
United States
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	6,277	6,533	18,412	16,146
Rest of World
Segment Reporting Disclosure [Line Items]
Depreciation and amortization	$ 942	$ 871	$ 2,934	$ 2,623